COMMITMENTS AND CONTINGENCIES - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2013	Sep. 27, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit		$ 8.7	$ 8.9
Litigation Settlement, Expense	$ 20.5